6. Trade accounts receivable (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade Accounts Receivable [Abstract]
Opening balance	R$ 774,077	R$ 686,928
Set-up of provision	552,817	748,291
Impact of adopting IFRS 9
Write-off of provision	(675,634)	(661,142)
Closing balance	R$ 651,260	R$ 774,077